Long-term investments and notes receivable (Parenthetical) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Red Lily I Project,wind energy facility, capacity (in megawatt)	26.4
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subordinated loan to be advanced in 2016	17,000,000
Red Lily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, exercisable period	90 days
Red Lily | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage	75.00%
Option to subscribe equity interest in partnership, outstanding loan	19,500,000
Red Lily Senior loan, interest at 6.31% | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayment received			1,412,000
Payments to Acquire Notes Receivable		13,000,000
Note receivable interest rate	6.31%
Red Lily Senior loan, interest at 6.31% | Notes Receivable | Third Party Lender
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments to Acquire Notes Receivable	31,000,000
Red Lily Subordinated loan, interest at 12.5% | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate	12.50%
Investment,repayment start year	2016
Chapais Energie | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate	10.789%
Silverleaf resorts loan, interest at 15.48% maturing July 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan maturity date	2020-07
Silverleaf resorts loan, interest at 15.48% maturing July 2020 | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate	15.48%
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	32.40%
25% of Class B non-voting shares of Cochrane Power Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	25.00%
45% interest in the Algonquin Power (Rattle Brook) Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	45.00%
Societe en Commandite interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	4.91%
50% interest in the Valley Power Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	50.00%